Employee Benefit Plan, Schedule, Delinquent Participant Contribution (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule of Delinquent Participant Contribution

	Total That Constitute Nonexempt Prohibited Transactions
Participant Contributions and Loan Repayments Transferred Late to Plan	Contributions Not Corrected	Contributions Corrected Outside Department of Labor’s Voluntary Fiduciary Correction Program (VFCP)	Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and Prohibited Transaction Exemption 2002-51

$651	$—	$651	$—	$—